Restricted cash (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Summary of Restricted Cash

Restricted cash consists of the following:

	March 31, 2016 (INR)	As of March 31,
		2017 (INR)	2017 (US$)
Bank demand deposits	821,891	3,629,037	55,960
Term deposits	871,637	1,383,414	21,333

	1,693,528	5,012,451	77,293
Restricted cash — current	821,891	3,629,037	55,960

Restricted cash — non-current	871,637	1,383,414	21,333